Related Party Disclosures (Details) - USD ($)	8 Months Ended	12 Months Ended
	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023
Related Party Disclosures [Abstract]
Capital contribution	$ 1,264,060	$ 1,264,060	$ 5,390,497
Owing amount		$ 4,268,857	$ 34,603